COSTS IN EXCESS OF RECOVERED COAL (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Summary Of Incidental Income Earned From Property
	December 31,
	2021	2020	2019
Costs in excess of recovered coal
Property costs	$387,820	$161,737	$118,803
Provision for closure and reclamation	1,342,474	428,467	1,551
	$1,730,294	$590,204	$120,354